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U.S. Securities and Exchange Commission Washington, D.C.  20549

Form 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:		SCHAFER VALUE FUND, INC.

						645 FIFTH AVENUE

						NEW YORK, NEW YORK  10022

2.	Name of each series or class of funds for which this notice
is filed:

           NOT APPLICABLE

3.	Investment Company Act File Number:  		811-4384

	Securities Act File Number:				2-99752

4.	Last day of fiscal year for which this notice is filed:

          	SEPTEMBER 30, 1995

5.	Check box if this notice is being filed more than 180 days
after the close of the issuer's

          	fiscal year for purposes of reporting securities sold after the close of the fiscal year but

          	before termination of the issuer's 24f-2 declaration:

								o

6.	Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see

         	Instruction A.6):

        	 NOT APPLICABLE

7.	Number and amount of securities of the same class or series
which had been registered

         	under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year,

	but which remained unsold at the beginning of the fiscal year:

								0

8.	Number and amount of securities registered during the fiscal year other than pursuant to

	rule 24f-2:

								0

9.	Number and aggregate sale price of securities sold during the fiscal year:

		NUMBER:	2,185,443

		AMOUNT:	$86,479,502

10.	Number and aggregate sale price of securities sold during
the fiscal year in reliance upon registration pursuant to rule
24f-2:

		NUMBER:	2,185,443

		AMOUNT:	$86,479,502

11.	Number and aggregate sale price of securities issued during
the fiscal year in connection

	with dividend reinvestment plans, if applicable (see
Instruction B.7):

		NUMBER:	119,966

		AMOUNT:	$3,972,087

12.	Calculation of registration fee:









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	(i)	Aggregate sale price of securities sold during the fiscal
year in reliance on rule

                     	24f-2 (from Item 10):

								$86,479,502





	(ii)	Aggregate price of shares issued in connection with
dividend reinvestment plans

                    	(from Item 11, if applicable):

								+3,972,087

	(iii)	Aggregate price of shares redeemed or repurchased during
the fiscal year (if

                    	applicable):

								-15,553,119

	(iv)	Aggregate price of shares redeemed or repurchased and
previously applied as a

                     	reduction to filing fees pursuant to rule
24e-2 (if applicable):

								+       0

	(v)	Net aggregate price of securities sold and issued during
the fiscal year in reliance

                     	on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

								74,898,470

	(vi)	Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other

                     	applicable law or regulation (see
Instruction C.6):

								x1/2900

	(vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:

								25,827.06



Instruction:	Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.	Check box if fees are being remitted to the Commission's
lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

								oxx

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

NOVEMBER 15, 1995

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title) *	_/s/ David K. Schafer______

			David K. Schafer

			President

Date 	November 15, 1995

	*Please print the name and title of the signing officer below the signature.

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